UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    4/20/2005
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            54
                                         ------------
Form 13F Information Table Value Total:  $138,635,543
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp           Com              60505104   6788269  153929          Sole                0      0    0
Exxon Mobil Corp Com           Com              30231G102  6088387  102154          Sole                0      0    0
General Electric Co            Com              369604103  5513766  152905          Sole                0      0    0
Goldman Sachs Group            Com              38141G104  4726459   42972          Sole                0      0    0
Cooper Cameron Corp            Com              216640102  4398591   76885          Sole                0      0    0
CitiGroup                      Com              172967101  4147059   92280          Sole                0      0    0
Honeywell Intl Inc             Com              438516106  4052739  108915          Sole                0      0    0
3M Co Com                      Com              88579Y101  3992554   46593          Sole                0      0    0
Medtronic Inc                  Com              585055106  3940480   77340          Sole                0      0    0
Wrigley Wm JR Co               Com              982526105  3928330   59910          Sole                0      0    0
J P Morgan Chase & Co.         Com              46625H100  3699925  106934          Sole                0      0    0
Liberty Media New Ser A        Com              530718105  3687106  355555          Sole                0      0    0
Cyberonics Inc.                Com              23251P102  3660930   82883          Sole                0      0    0
Amgen                          Com              31162100   3644718   62613          Sole                0      0    0
Microsoft Corp                 Com              594918104  3540437  146481          Sole                0      0    0
Time Warner                    Com              887315109  3360369  191474          Sole                0      0    0
Intuit Incorporated            Com              461202103  3275284   74829          Sole                0      0    0
American International Group   Com              26874107   3244596   58556          Sole                0      0    0
Dow Chem Co                    Com              260543103  3235016   64895          Sole                0      0    0
Merrill Lynch & Co             Com              590188108  3196527   56476          Sole                0      0    0
CVS Corporation                Com              126650100  3067483   58295          Sole                0      0    0
Texas Instruments Inc.         Com              882508104  2989666  117288          Sole                0      0    0
Schlumberger Ltd Com           Com              806857108  2977928   42252          Sole                0      0    0
Northrop Grumman Corp          Com              666807102  2975258   55118          Sole                0      0    0
Morgan Stanley Dean Witter & C Com              617446448  2835306   49525          Sole                0      0    0
Dominion Res Inc Va            Com              25746U109  2813826   37805          Sole                0      0    0
Intel Corp                     Com              458140100  2769714  119230          Sole                0      0    0
ChevronTexaco Corp             Com              166764100  2746867   47108          Sole                0      0    0
Walgreen Co                    Com              931422109  2672454   60163          Sole                0      0    0
Transocean                     Com              G90078109  2603419   50591          Sole                0      0    0
Cisco Systems Inc              Com              17275R102  2585091  144499          Sole                0      0    0
Procter & Gamble Co            Com              742718109  2581805   48713          Sole                0      0    0
Viacom Inc Non Vtg Cl B        Com              925524308  2470473   70929          Sole                0      0    0
Target Corp                    Com              87612E106  2464633   49273          Sole                0      0    0
Symantec Corp                  Com              871503108  2424442  113663          Sole                0      0    0
Adv Neuromodulation Sys        Com              00757T101  1947512   72641          Sole                0      0    0
Novartis A G Spon Adr          Com              66987V109  1545050   33028          Sole                0      0    0
Wal Mart Stores Inc            Com              931142103  1512570   30185          Sole                0      0    0
Johnson & Johnson              Com              478160104  1498004   22305          Sole                0      0    0
Arch Coal Inc                  Com              39380100   1416274   32929          Sole                0      0    0
Tractor Supply Company         Com              892356106  1207525   27664          Sole                0      0    0
Ishares NASDAQ Biotechnology I Com              464287556  1025027   16129          Sole                0      0    0
Laboratory Corp Amer           Com              50540R409   939900   19500          Sole                0      0    0
Waters Corp.                   Com              941848103   913403   25521          Sole                0      0    0
Eli Lilly & Co                 Com              532457108   713924   13703          Sole                0      0    0
Service Corp Intl              Com              817565104   432718   57850          Sole                0      0    0
Analog Devices Inc             Com              32654105    407472   11275          Sole                0      0    0
Standard & Poors 500           Com              78462F103   362019    3069          Sole                0      0    0
Gillette Company               Com              375766102   335692    6650          Sole                0      0    0
Enterprise Prd Prtnrs Lp       Com              293792107   334100   13000          Sole                0      0    0
Mellon Financial Corp          Com              585509102   272557    9550          Sole                0      0    0
Applied Materials Inc.         Com              38222105    265688   16350          Sole                0      0    0
Pharmaceutical Holders Tr Dep  Com              71712A206   230208    3200          Sole                0      0    0
Pfizer Inc                     Com              717081103   175993    6699          Sole                0      0    0